Organization and Business Description (Details) - USD ($)	Feb. 20, 2022	May 21, 2024
U-BX Beijing [Member]
Organization and Business Description [Line Items]
Percentage of equity	2.99%
WFOE Zhejiang [Member]
Organization and Business Description [Line Items]
Percentage of equity		100.00%
Board of directors [Member]
Organization and Business Description [Line Items]
Consideration of investor (in Dollars)